UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2016

Date of reporting period:	11/30/2015

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS
Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.	1,329,988	$64,557,618

Airlines — 1.1%
Spirit Airlines, Inc.*	2,095,705	77,059,073
United Continental Holdings, Inc.*	502,942	28,028,958

		105,088,031

Auto Components — 1.5%
Delphi Automotive PLC (United Kingdom)	1,583,298	139,140,228

Banks — 1.6%
First Republic Bank	1,669,885	114,988,281
SVB Financial Group*(a)	256,454	33,975,026

		148,963,307

Beverages — 2.0%
Constellation Brands, Inc. (Class A Stock)	980,994	137,594,219
Monster Beverage Corp.*	349,410	54,022,280

		191,616,499

Biotechnology — 2.1%
Alnylam Pharmaceuticals, Inc.*	496,075	51,621,564
BioMarin Pharmaceutical, Inc.*(a)	822,375	78,429,904
Incyte Corp.*	573,562	65,523,723

		195,575,191

Capital Markets — 2.7%
Affiliated Managers Group, Inc.*	804,833	142,640,553
TD Ameritrade Holding Corp.	3,090,064	113,189,044

		255,829,597

Chemicals — 3.1%
Airgas, Inc.	594,532	82,164,322
Axalta Coating Systems Ltd.*	4,190,206	121,599,778
FMC Corp.(a)	2,143,082	92,088,234

		295,852,334

Commercial Services & Supplies — 3.0%
Copart, Inc.*	2,821,758	111,374,789
Stericycle, Inc.*(a)	1,456,017	175,770,372

		287,145,161

Communications Equipment — 1.2%
F5 Networks, Inc.*(a)	273,605	28,181,315
Palo Alto Networks, Inc.*	442,697	82,934,856

		111,116,171

Construction & Engineering — 0.9%
Quanta Services, Inc.*(a)	3,957,708	87,267,461

Consumer Finance — 1.1%
SLM Corp.*	14,720,795	99,438,970

Electrical Equipment — 1.6%
AMETEK, Inc.	2,616,967	147,753,957

Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp. (Class A Stock)	3,184,474	175,305,294

Food & Staples Retailing — 0.7%
Sprouts Farmers Market, Inc.*(a)	2,761,072	66,624,667

Food Products — 3.5%
Hain Celestial Group, Inc. (The)*(a)	3,648,814	155,804,358
J.M. Smucker Co. (The)	747,088	90,539,594
Mead Johnson Nutrition Co.	977,415	78,769,875

		325,113,827

Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.*	1,699,161	113,402,005
Cooper Cos., Inc. (The)	597,467	87,379,549
DexCom, Inc.*	525,494	44,677,500

		245,459,054

Health Care Providers & Services — 7.4%
Centene Corp.*(a)	2,415,281	139,482,478
Envision Healthcare Holdings, Inc.*	4,011,704	110,321,860
Henry Schein, Inc.*(a)	1,251,866	195,891,992
Laboratory Corp. of America Holdings*	856,080	104,047,963
Universal Health Services, Inc. (Class B Stock)	1,173,869	142,648,561

		692,392,854

Hotels, Restaurants & Leisure — 3.0%
Hilton Worldwide Holdings, Inc.	5,304,631	123,173,532
Norwegian Cruise Line Holdings Ltd.*	1,485,616	85,333,783
Starwood Hotels & Resorts Worldwide, Inc.	1,078,057	77,447,615

		285,954,930

Household Products — 1.1%
Church & Dwight Co., Inc.	1,239,852	106,342,106

Independent Power & Renewable Electricity Producers — 0.5%
Abengoa Yield PLC (Spain)	3,091,081	44,758,853

Industrial Conglomerates — 2.9%
Carlisle Cos., Inc.	487,074	43,081,695
Roper Technologies, Inc.(a)	1,179,369	228,196,108

		271,277,803

Internet Software & Services — 1.8%
LinkedIn Corp. (Class A Stock)*	694,687	168,885,357

IT Services — 4.3%
FleetCor Technologies, Inc.*	590,532	90,770,674
Global Payments, Inc.	940,221	66,614,658
Vantiv, Inc. (Class A Stock)*	4,610,843	243,037,534

		400,422,866

Life Sciences Tools & Services — 0.2%
Illumina, Inc.*	107,222	19,718,126

Machinery — 0.9%
Flowserve Corp.	1,811,510	83,764,222

Media — 1.0%
AMC Networks, Inc. (Class A Stock)*(a)	1,219,182	99,131,688

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	835,397	49,129,698

Multiline Retail — 4.2%
Burlington Stores, Inc.*	2,113,551	101,682,939
Dollar General Corp.	1,626,340	106,378,899
Dollar Tree, Inc.*(a)	2,516,140	189,867,924

		397,929,762

Oil, Gas & Consumable Fuels — 1.4%
Concho Resources, Inc.*(a)	496,837	54,373,841
Noble Energy, Inc.(a)	2,240,898	82,173,730

		136,547,571

Pharmaceuticals — 2.1%
Endo International PLC*	2,111,316	129,803,708
Jazz Pharmaceuticals PLC*	456,684	66,945,307

		196,749,015

Professional Services — 1.5%
IHS, Inc. (Class A Stock)*	1,124,953	138,717,954

Real Estate Investment Trusts (REITs) — 3.5%
Crown Castle International Corp.	2,063,760	177,297,621
MFA Financial, Inc.	8,097,154	56,518,135
Starwood Property Trust, Inc.	4,523,893	91,970,745

		325,786,501

Real Estate Management & Development — 1.6%
CBRE Group, Inc. (Class A Stock)*	3,943,109	147,748,294

Road & Rail — 0.7%
Kansas City Southern	680,634	61,883,243

Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	1,833,748	113,013,889
NXP Semiconductors NV (Netherlands)*	1,359,263	127,036,720
Xilinx, Inc.	1,315,349	65,359,692

		305,410,301

Software — 10.1%
Check Point Software Technologies Ltd. (Israel)*(a)	1,190,577	103,925,467
Electronic Arts, Inc.*(a)	2,914,193	197,553,144
Intuit, Inc.	1,469,951	147,289,090
Red Hat, Inc.*	2,586,881	210,597,982
ServiceNow, Inc.*(a)	1,514,225	131,752,717
Splunk, Inc.*	1,596,828	95,011,266
Ultimate Software Group, Inc. (The)*	328,406	64,860,185

		950,989,851

Specialty Retail — 7.0%
L Brands, Inc.(a)	1,093,068	104,289,618
O’Reilly Automotive, Inc.*(a)	422,274	111,425,440
Ross Stores, Inc.	2,906,189	151,150,890
Signet Jewelers Ltd.	1,117,529	146,832,135
Ulta Salon Cosmetics & Fragrance, Inc.*	869,290	145,171,430

		658,869,513

Textiles, Apparel & Luxury Goods — 1.9%
Kate Spade & Co.*	3,159,653	63,319,446
PVH Corp.(a)	877,774	80,131,989
Under Armour, Inc. (Class A Stock)*(a)	430,438	37,112,364

		180,563,799

Trading Companies & Distributors — 0.6%
WESCO International, Inc.*(a)	1,128,791	54,238,408

Wireless Telecommunication Services — 2.7%
SBA Communications Corp. (Class A Stock)*	2,459,659	258,657,740

TOTAL LONG-TERM INVESTMENTS (cost $6,831,963,467)		8,977,717,822

SHORT-TERM INVESTMENT — 9.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $916,604,087; includes $499,342,681 of cash collateral for securities on loan)(b)(c)	916,604,087	916,604,087

TOTAL INVESTMENTS — 105.1% (cost $7,748,567,554)(d)		9,894,321,909
Liabilities in excess of other assets — (5.1)%		(479,593,394)

NET ASSETS — 100.0%		$9,414,728,515

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $489,111,795; cash collateral of $499,342,681 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$7,761,360,083

Appreciation	2,633,717,135
Depreciation	(500,755,309)

Net Unrealized Appreciation	$2,132,961,826

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$64,557,618	$—	$—
Airlines	105,088,031	—	—
Auto Components	139,140,228	—	—
Banks	148,963,307	—	—
Beverages	191,616,499	—	—
Biotechnology	195,575,191	—	—
Capital Markets	255,829,597	—	—
Chemicals	295,852,334	—	—
Commercial Services & Supplies	287,145,161	—	—
Communications Equipment	111,116,171	—	—

Construction & Engineering	87,267,461	—	—
Consumer Finance	99,438,970	—	—
Electrical Equipment	147,753,957	—	—
Electronic Equipment, Instruments & Components	175,305,294	—	—
Food & Staples Retailing	66,624,667	—	—
Food Products	325,113,827	—	—
Health Care Equipment & Supplies	245,459,054	—	—
Health Care Providers & Services	692,392,854	—	—
Hotels, Restaurants & Leisure	285,954,930	—	—
Household Products	106,342,106	—	—
Independent Power & Renewable Electricity Producers	44,758,853	—	—
Industrial Conglomerates	271,277,803	—	—
Internet Software & Services	168,885,357	—	—
IT Services	400,422,866	—	—
Life Sciences Tools & Services	19,718,126	—	—
Machinery	83,764,222	—	—
Media	99,131,688	—	—
Metals & Mining	49,129,698	—	—
Multiline Retail	397,929,762	—	—
Oil, Gas & Consumable Fuels	136,547,571	—	—
Pharmaceuticals	196,749,015	—	—
Professional Services	138,717,954	—	—
Real Estate Investment Trusts (REITs)	325,786,501	—	—
Real Estate Management & Development	147,748,294	—	—
Road & Rail	61,883,243	—	—
Semiconductors & Semiconductor Equipment	305,410,301	—	—
Software	950,989,851	—	—
Specialty Retail	658,869,513	—	—
Textiles, Apparel & Luxury Goods	180,563,799	—	—
Trading Companies & Distributors	54,238,408	—	—
Wireless Telecommunication Services	258,657,740	—	—
Affiliated Money Market Mutual Fund	916,604,087	—	—

Total	$9,894,321,909	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       January 20, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       January 20, 2016

*	Print the name and title of each signing officer under his or her signature.